Note 27 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Earnings per share [text block]
	For the year ended March 31, 2019		For the year ended March 31, 2018
BASIC EARNINGS (LOSS) PER SHARE
Earnings (loss) from continuing operations available to shareholders	$(219,864)		$515,221
Dividend to preferred shareholders - net of tax	8,959		8,364
Earnings (loss) from continuing operations available to shareholders - net	(228,823)		506,857
Basic weighted average shares outstanding	149,138,797		147,039,737
Basic earnings (loss) per share from continuing operations available to shareholders	$(1.54)		$3.45
Basic earnings (loss) per share available to shareholders	$(1.68)		$3.42

DILUTED EARNINGS (LOSS) PER SHARE
Earnings (loss) from continuing operations available to shareholders	$(228,823)		506,857
Adjustment for dilutive impact of convertible debentures	-		22,407
Adjusted earnings (loss) from continuing operations available to shareholders	$(228,823)		$529,264
Basic weighted average shares outstanding	149,138,797		147,039,737
Dilutive effect of:
Restricted share and performance bonus grants	2,409,990	1	2,924,587
Deferred share grants	142,928	1	95,536
Convertible debentures	39,574,831	1	49,979,055
Shares outstanding on a diluted basis	191,266,546		200,038,915
Diluted earnings (loss) from continuing operations per share available to shareholders	$(1.54)		$2.65
Diluted earnings (loss) per share available to shareholders	$(1.68)		$2.62